Cover	Sep. 25, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 25, 2026
Entity File Number	001-34704
Entity Registrant Name	UNITED STATES BRENT OIL FUND, LP
Entity Central Index Key	0001472494
Entity Tax Identification Number	27-0925904
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1850 Mt. Diablo Boulevard
Entity Address, Address Line Two	Suite 640
Entity Address, City or Town	Walnut Creek
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94596
City Area Code	(510)
Local Phone Number	522-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares of United States Brent Oil Fund, LP
Trading Symbol	BNO
Security Exchange Name	NYSEArca
Entity Emerging Growth Company	false